UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II



REAVES SELECT RESEARCH FUND
SEMI-ANNUAL REPORT                                              JANUARY 31, 2008


--------------------------------------------------------------------------------





                                 [LOGO OMITTED]
                             W.H. REAVES & COMPANY
                             INVESTMENT MANAGEMENT





--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments...................................................     4

Statement of Assets and Liabilities.......................................     7

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    12

Disclosure of Fund Expenses...............................................    20

Approval of Investment Advisory Agreement.................................    22

--------------------------------------------------------------------------------





The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

January 31, 2008

To the Shareholders of the Reaves Select Research Fund:

This semi-annual report covers the six months ended January 31, 2008. We are pleased to report the fund's total return for the period, net of fees, was 3.51% for the Institutional shares and 3.31% for the Investor class. Net asset value
(NAV) on the Fund's Institutional and Investor shares was $11.33 at January 31. Quarterly dividend distributions of $0.08 and $0.123 per share were made in September and December, respectively. An additional $1.776 per share distribution of capital gains was made in December.

The equities markets were increasingly volatile over the reporting period. That volatility resulted from dislocations in the credit markets and growing concerns about a slowing economy and recession. Problems in the credit markets arose initially in the sub-prime mortgage sector but are now spreading to other segments, most recently auction rate securities.

The Fund's underlying performance, gross of fees, was positive despite significant downward pressure in January. Three of the four sectors produced strong positive returns, with telephones standing out as the exception. Electrics delivered positive total returns nearly across the board with high returns attributable to capital appreciation from the merchant nuclear generating companies, Constellation Energy and Exelon Corp., and ITC Holdings, the independent transmission company. Constellation is among the Fund's largest holdings and benefited from rising electricity prices and possible carbon legislation.

The Fund's natural gas related utilities also generated positive returns. In particular, Energen Corp. and Equitable Resources performed well largely because of their significant natural gas exploration and production assets. Sempra Energy announced an innovative commodities trading partnership with the Royal Bank of Scotland (RBS). Sempra sold RBS a stake in its commodity-trading business and, in so doing, freed up about $1 billion of capital, and significantly reduced its risk profile. RBS will supply all growth capital and credit support. Sempra traders will continue to run the business. Evidently, some investors were disappointed by this transaction and sold their Sempra stock, depressing the market price. Based upon our positive longer term view of Sempra Energy's earnings and dividend growth potential, we responded by saying "thank you very much" and increased our Sempra equity holdings.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
The 17% increase in the price per barrel of West Texas Intermediate (WTI) oil from $78.21 to $91.75 at the end of the period contributed to the strong performance within the energy sector. In particular, the Fund took advantage of a trading opportunity provided by the run up in the share price of PetroChina. Transocean's completion of the Global SantaFe acquisition came with a meaningful special dividend which contributed significantly to the overall performance of the energy sector.

The telephones' negative performance was largely driven by a decline within the rural telco sector as concerns about a slowing economy and wireless substitution deepened. Citizens Communications' superior dividend has not supported the price of the stock. In addition to economic concerns, it is possible, in our opinion, that the stock price is a victim of the unwinding of the "carry trade" where funds are borrowed cheaply in Japan, converted to U.S. dollars and used to buy high-yielding U.S. securities. Since mid October when the yen was trading at
117.61 to the U.S. dollar and Citizens stock price began to decline, the yen has appreciated to 105.12 to the U.S. dollar. The strength of the yen would force practitioners of this strategy to sell their Citizens shares at ever lower prices to buy yen at ever higher prices to pay off their loans.

As the debate rages around us as to whether the economy is or is not in a recession, or whether this is just a mid-cycle slow down, we remain constructive on the earnings and dividend growth outlook for your investments. Over the longer term, regulatory support for essential investment in transmission, distribution, pipe lines and other energy infrastructure should be sustained. As a consequence of this new investment, earnings are expected to increase. Power prices remain firm and supply is short or constrained by inadequate infrastructure in some areas of the country. Natural gas remains the environmentally friendly fuel of choice but proven reserves are depleting. Some analysts looked to liquefied natural gas (LNG) to satisfy part of the increased U.S. demand. However, it appears now that the potential arrival of material LNG imports is some years away. There is also the risk that the needed volumes may not reach the U.S. market because higher prices in foreign markets may result in LNG cargoes being "bid away." Conceivably, natural gas prices could continue to rise with a weak U.S. economy.

While we continue to believe that high prices for oil contribute to demand destruction, global consumption will continue to grow, and the need to replace reserves will necessitate ever greater industry investment: recession or no recession. The oil service companies in your Fund will be the beneficiaries of this trend. Among the integrated oils, Exxon and Total S.A. remain our investments of choice. Total S.A. continues to grow its production. Exxon's powerful cash generation supports continued dividend increases and an open market stock buy back program currently running at a $29 billion annual rate.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
AT&T Inc. is one investment where there is exposure to potential consumer weakness. Broadband service has grown materially since the last recession, currently reaching approximately 50 percent of the U.S. market. It remains to be seen whether broadband service provision will be negatively impacted by a weak consumer market. In our opinion AT&T's 4.6% dividend yield (as of this writing) will support the stock price while we wait for economic uncertainty to abate. It is also expected that they will increase their dividend annually. We think AT&T factored some consumer softness into the business outlook it recently shared with the analytical community. Wall Street has some doubt that has been further exacerbated by fears of accelerating competition in the wireless arena. Shares have recently sold off from $41.85 to $34.92.
Succumbing to fears of recession will, in our opinion, not contribute to good investment returns in the future. In the spirit of "buying stocks the way you buy groceries -- when they are on sale", we will continue to focus our research efforts to identify companies reasonably priced in relation to their earnings and dividend growth outlook and opportunistically reposition the portfolio.


Respectfully submitted,

/s/ RONALD J. SORENSON

Ronald J. Sorenson

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES SECTOR INDEX is a subset of the S&P 500 Index that contains those securities that fall under the utilities sector.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

 31.9%  Gas
 21.0%  Electric Utilities
 20.1%  Telecommunication Services
 16.8%  Energy
  4.8%  Industrials
  2.8%  Financial Services
  1.7%  Miscellaneous
  0.9%  Cash

 + PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.1%**
--------------------------------------------------------------------------------
                                                             SHARES     VALUE
                                                             ------  -----------
ELECTRIC UTILITIES -- 21.0%
   Constellation Energy Group.........................       37,510  $ 3,524,440
   Duke Energy........................................       45,000      839,700
   Edison International...............................       30,000    1,564,800
   Exelon.............................................       29,049    2,213,243
   Great Plains Energy................................       38,000    1,059,440
   Integrys Energy Group..............................        2,000       97,240
   ITC Holdings.......................................       20,000    1,056,800
   National Grid PLC ADR..............................       25,000    1,940,500
   Northeast Utilities................................       30,000      831,600
   PPL................................................       35,000    1,712,200
   Sierra Pacific Resources...........................      160,000    2,395,200
                                                                     -----------
                                                                      17,235,163
                                                                     -----------
ENERGY -- 16.8%
   ConocoPhillips.....................................       32,500    2,610,400
   EnCana.............................................       14,000      926,940
   Exxon Mobil........................................       23,000    1,987,200
   Petroleo Brasileiro ADR............................        3,500      388,990
   Schlumberger.......................................       18,000    1,358,280
   Total ADR..........................................       16,000    1,164,480
   Transocean*........................................       25,000    3,065,000
   Ultra Petroleum*...................................       30,000    2,064,000
   XTO Energy.........................................        5,000      259,700
                                                                     -----------
                                                                      13,824,990
                                                                     -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                             SHARES     VALUE
                                                             ------  -----------
FINANCIAL SERVICES -- 2.8%
   Berkshire Hathaway, Cl B*..........................          500  $ 2,275,000
                                                                     -----------
GAS -- 31.9%
   Diamond Offshore Drilling..........................       13,000    1,468,090
   Enbridge...........................................       35,000    1,397,550
   Energen............................................       40,000    2,516,000
   EnergySouth........................................        3,000      173,760
   Equitable Resources................................       61,000    3,400,750
   Oneok..............................................       50,000    2,350,000
   ONEOK Partners.....................................        2,500      156,425
   Sempra Energy......................................      100,000    5,590,000
   South Jersey Industries............................       80,050    2,804,152
   Spectra Energy.....................................      112,000    2,558,080
   Williams...........................................      117,000    3,740,490
                                                                     -----------
                                                                      26,155,297
                                                                     -----------
INDUSTRIALS -- 4.8%
   General Electric...................................      102,000    3,611,820
   Nalco Holding......................................       17,000      355,980
                                                                     -----------
                                                                       3,967,800
                                                                     -----------
MISCELLANEOUS -- 1.7%
   General Maritime...................................       55,000    1,366,200
                                                                     -----------
TELECOMMUNICATION SERVICES -- 20.1%
   America Movil, Ser L ADR...........................       10,000      599,100
   AT&T...............................................      120,000    4,618,800
   BCE................................................       29,000    1,007,750
   Citizens Communications............................      225,000    2,580,750
   CommScope*.........................................       75,000    3,326,250
   Telefonica ADR.....................................        1,000       87,800
   Vodafone Group ADR.................................       70,000    2,436,000
   Windstream.........................................      160,335    1,861,489
                                                                     -----------
                                                                      16,517,939
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $69,212,607) .............................                81,342,389
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
--------------------------------------------------------------------------------
                                                             SHARES     VALUE
                                                             ------  -----------
CASH EQUIVALENT (A) -- 0.9%
   SEI Daily Income Trust Treasury II Fund, Cl B, 2.410%
      (Cost $703,741)..................................     703,741  $   703,741
                                                                     -----------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $69,916,348)...............................              $82,046,130
                                                                     ===========

      PERCENTAGES ARE BASED ON NET ASSETS OF $82,080,081.
   *  NON-INCOME PRODUCING SECURITY.
  ** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
 (A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 PLC  PUBLIC LIMITED COMPANY
 Ser  Series






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $69,916,348) .......................  $82,046,130
   Receivable for Investment Securities Sold .....................      886,849
   Dividends Receivable ..........................................      108,419
   Receivable for Capital Shares Sold ............................       66,432
   Prepaid Expenses ..............................................       21,288
   Reclaims Receivable ...........................................        3,423
                                                                    -----------
      TOTAL ASSETS ...............................................   83,132,541
                                                                    -----------
LIABILITIES:
   Payable for Investment Securities Purchased ...................      935,102
   Payable for Capital Shares Redeemed ...........................        3,694
   Payable due to Investment Adviser .............................       53,200
   Payable due to Administrator ..................................        9,512
   Payable due to Trustees .......................................        2,988
   Chief Compliance Officer Fees Payable .........................        1,884
   Payable due to Distributor ....................................          857
   Other Accrued Expenses ........................................       45,223
                                                                    -----------
      TOTAL LIABILITIES ..........................................    1,052,460
                                                                    -----------
NET ASSETS .......................................................  $82,080,081
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in Capital ...............................................  $63,632,191
   Distributions in Excess of Net Investment Income ..............       (8,148)
   Accumulated Net Realized Gain on Investments ..................    6,326,256
   Net Unrealized Appreciation on Investments ....................   12,129,782
                                                                    -----------
   NET ASSETS ....................................................  $82,080,081
                                                                    ===========

   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Institutional Class Shares ($77,221,194 / 6,817,869) .......       $11.33
                                                                         ======
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Investor Class Shares ($4,858,887 / 428,857) ...............       $11.33
                                                                         ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       REAVES SELECT RESEARCH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED JANUARY 31, 2008
                                                         (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $11,519)......... $ 1,870,671
                                                                    -----------
   TOTAL INVESTMENT INCOME ........................................   1,870,671
                                                                    -----------
EXPENSES
Investment Advisory Fees...........................................     323,028
Administration Fees................................................      56,460
Chief Compliance Officer Fees......................................       4,860
Distribution Fees(1)...............................................       6,006
Trustees' Fees ....................................................       3,292
Transfer Agent Fees................................................      40,970
Legal Fees.........................................................      18,188
Printing Fees .....................................................      15,082
Registration Fees..................................................      14,838
Audit Fees.........................................................      10,194
Custodian Fees ....................................................       4,390
Insurance and Other Expenses.......................................       3,864
                                                                    -----------
   TOTAL EXPENSES..................................................     501,172
Less: Fees Paid Indirectly (See Note 4)............................      (1,164)
                                                                    -----------
   NET EXPENSES ...................................................     500,008
                                                                    -----------
NET INVESTMENT INCOME..............................................   1,370,663
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS...................................   6,538,266
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS  (4,920,590)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................   1,617,676
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $ 2,988,339
                                                                    ===========
(1) ATTRIBUTABLE TO INVESTOR CLASS SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED        YEAR
                                                                    JANUARY 31,     ENDED
                                                                       2008        JULY 31,
                                                                    (UNAUDITED)      2007
                                                                   ------------  -----------
OPERATIONS:
   Net Investment Income .......................................   $  1,370,663  $ 1,388,020
   Net Realized Gain on Investments ............................      6,538,266   13,173,704
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ............................................     (4,920,590)  (1,642,786)
                                                                   ------------  -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      2,988,339   12,918,938
                                                                   ------------  -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Institutional Class Shares... .............................     (1,321,800)  (1,337,656)
     Investor Class Shares......................................        (73,119)     (50,363)
                                                                   ------------  -----------
   Total Net Investment Income..................................     (1,394,919)  (1,388,019)
                                                                   ------------  -----------
   Net Realized Gains
     Institutional Class Shares...... ..........................    (10,682,626)  (5,445,152)
     Investor Class Shares......................................       (652,579)    (220,411)
                                                                   ------------  -----------
   Total Realized Gains.........................................    (11,335,205)  (5,665,563)
                                                                   ------------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS............................    (12,730,124)  (7,053,582)
                                                                   ------------  -----------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares
     Issued.................. ..................................        279,005    1,161,643
     Reinvestment of Distributions..............................     10,647,017    5,779,307
     Redeemed...................................................     (2,378,108)  (4,898,260)
                                                                   ------------  -----------
   Net Institutional Class Capital Share Transactions ..........      8,547,914    2,042,690
                                                                   ------------  -----------
   Investor Class Shares
     Issued....................... .............................        931,503    2,625,648
     Reinvestment of Distributions..............................        717,582      261,686
     Redeemed...................................................       (542,706)  (1,830,357)
                                                                   ------------  -----------
   Net Investor Class Capital Share Transactions................      1,106,379    1,056,977
                                                                   ------------  -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ................      9,654,293    3,099,667
                                                                   ------------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS....................        (87,492)   8,965,023
                                                                   ------------  -----------
NET ASSETS:
   Beginning of Period..........................................     82,167,573   73,202,550
                                                                   ------------  -----------
   End of Period (including distributions in excess/undistributed net investment income of ($8,148) and $16,108,
     respectively)..............................................   $ 82,080,081  $82,167,573
                                                                   ============  ===========

(1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                       INSTITUTIONAL CLASS SHARES
                                            ----------------------------------------------
                                            SIX MONTHS
                                               ENDED        YEAR        YEAR       PERIOD
                                            JANUARY 31,    ENDED       ENDED       ENDED
                                               2008       JULY 31,    JULY 31,    JULY 31,
                                            (UNAUDITED)     2007        2006        2005*
                                            -----------   --------    --------    --------
Net Asset Value,
   Beginning of Period....................    $ 12.73     $ 11.81     $ 11.57     $ 10.00
                                              -------     -------     -------     -------
Income from Operations:
   Net Investment Income(1)...............       0.21        0.22        0.25        0.13
   Net Realized and Unrealized Gain
     on Investments.......................       0.37        1.85        0.83        1.55
                                              -------     -------     -------     -------
Total from Operations.....................       0.58        2.07        1.08        1.68
                                              -------     -------     -------     -------
Dividends and Distributions from:
   Net Investment Income..................      (0.20)      (0.22)      (0.25)      (0.11)
   Net Realized Gains ....................      (1.78)      (0.93)      (0.59)         --
                                              -------     -------     -------     -------
Total Dividends and Distributions.........      (1.98)      (1.15)      (0.84)      (0.11)
                                              -------     -------     -------     -------
Net Asset Value, End of Period............    $ 11.33     $ 12.73     $ 11.81     $ 11.57
                                              =======     =======     =======     =======
TOTAL RETURN+.............................       3.51%      18.30%       9.78%++    16.86%++
                                              =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....    $77,221     $77,836     $70,129     $67,698
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly)........       1.15%**     1.19%       1.30%       1.26%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)..............       1.15%**     1.19%       1.30%       1.26%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)..............       1.15%**     1.19%       1.30%       1.37%**
Ratio of Net Investment Income
   to Average Net Assets..................       3.19%**     1.79%       2.18%       2.05%**
Portfolio Turnover Rate...................         44%         84%         54%         35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  * COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                          INVESTOR CLASS SHARES
                                            ----------------------------------------------
                                            SIX MONTHS
                                               ENDED        YEAR        YEAR       PERIOD
                                             JANUARY 31,   ENDED       ENDED       ENDED
                                               2008       JULY 31,    JULY 31,    JULY 31,
                                            (UNAUDITED)     2007        2006        2005*
                                            -----------   --------    --------    --------
Net Asset Value,
   Beginning of Period ...................    $12.74       $11.81      $11.57      $10.57
                                              ------       ------      ------      ------
Income from Operations:
   Net Investment Income(1)...............      0.19         0.19        0.22        0.02
   Net Realized and Unrealized Gain
     on Investments.......................      0.37         1.86        0.83        1.03
                                              ------       ------      ------      ------
Total from Operations.....................      0.56         2.05        1.05        1.05
                                              ------       ------      ------      ------
Dividends and Distributions from:
   Net Investment Income .................     (0.19)       (0.19)      (0.22)      (0.05)
   Net Realized Gains.....................     (1.78)       (0.93)      (0.59)         --
                                              ------       ------      ------      ------
Total Dividends and Distributions ........     (1.97)       (1.12)      (0.81)      (0.05)
                                              ------       ------      ------      ------
Net Asset Value, End of Period............    $11.33       $12.74      $11.81      $11.57
                                              ======       ======      ======      ======
TOTAL RETURN+.............................      3.31%       18.09%       9.49%++     9.97%++
                                              ======       ======      ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ....................    $4,859       $4,332      $3,074        $574
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly) .......      1.40%**      1.44%       1.65%       1.64%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)..............      1.40%**      1.44%       1.65%       1.64%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)..............      1.40%**      1.44%       1.65%       1.64%**
Ratio of Net Investment Income
   to Average Net Assets..................      2.96%**      1.53%       1.87%       0.40%**
Portfolio Turnover Rate...................        44%          84%         54%         35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  * COMMENCED OPERATIONS ON MARCH 30, 2005.
 ** ANNUALIZED
*** REPRESENTS THE FUND'S  PORTFOLIO  TURNOVER RATE FOR THE PERIOD DECEMBER 22,
    2004 (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH JULY 31, 2005 AND HAS NOT BEEN ANNUALIZED.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund were reclassified as Investor Class Shares. The Fund is registered to offer Institutional and Investor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of an $0.08 minimum quarterly distribution. To the extent such distributions are in excess of net investment income, they are deemed to be paid from short-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
a Distribution Plan (the "Plan") for Investor Class Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. Effective August 1, 2006, under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Investor Class Shares as compensation for distribution services. Prior to August 1, 2006, the Distributor, or third parties could receive up to 0.35% of the Fund's average net assets attributable to Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2008, the Fund earned credits of $1,164, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.55% of the Institutional and Investor Class Shares' average daily net assets, respectively. Prior to August 1, 2006, the Adviser voluntarily agreed to waive its expenses in order to keep Class A shares from exceeding 1.65%. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% for the Institutional Class Shares, and 1.55% for the Investor Class Shares, to recapture any of its prior waivers or reimbursements. At January 31, 2008, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $35,418.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
6. SHARE TRANSACTIONS:

                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2008      YEAR ENDED
                                                           (UNAUDITED)       JULY 31, 2007
                                                        ----------------     -------------
SHARE TRANSACTIONS:
  Institutional Class
    Issued.......... ..................................       22,293             92,158
    Reinvestment of Distributions......................      865,211            478,093
    Redeemed ..........................................     (183,749)          (395,884)
                                                          ----------         ----------
  Net Institutional Class Capital Share Transactions ..      703,755            174,367
                                                          ----------         ----------
  Investor Class
    Issued ............................................       72,616            205,634
    Reinvestment of Distributions......................       58,304             21,599
    Redeemed ..........................................      (42,183)          (147,344)
                                                          ----------         ----------
  Net Investor Class Capital Share Transactions .......       88,737             79,889
                                                          ----------         ----------
  NET INCREASE IN SHARES OUTSTANDING FROM
    SHARE TRANSACTIONS.................................      792,492            254,256
                                                          ==========         ==========

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $37,239,507 and $38,641,876, respectively, for the six months ended January 31, 2008. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended July 31, 2007.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
The tax character of dividends and distributions declared during the fiscal years ended July 31, 2007 and 2006 was as follows:

                           ORDINARY          LONG-TERM
                            INCOME         CAPITAL GAIN            TOTAL
                          ----------       ------------            -----
       2007               $2,017,109        $5,036,473          $7,053,582
       2006                2,416,393         2,646,955           5,063,348

As of July 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                       $ 1,691,728
Undistributed Long-Term Capital Gain                  9,473,902
Unrealized Appreciation                              17,024,045
                                                    -----------
Total Distributable Earnings                        $28,189,675
                                                    ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2008 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
    --------         ------------           ------------         ------------
  $69,916,348        $15,002,063            $(2,872,281)         $12,129,782

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
11. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm commencing with the fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal period ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of E&Y did not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP ("KPMG"). The decision to dismiss KPMG effective upon its completion of its audit for the fiscal period ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG's report on the Fund's financial statements for the fiscal period ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal period ended July 31, 2005, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Fund's financial statements for such period, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            08/01/07         01/31/08       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares  $1,000.00       $1,035.10        1.15%       $5.85
Investor Class Shares        1,000.00        1,033.10        1.40         7.12

HYPOTHETICAL 5% RETURN
Institutional Class Shares  $1,000.00       $1,019.25        1.15%       $5.81
Investor Class Shares        1,000.00        1,018.00        1.40         7.06
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 13-14, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and reputation. The Adviser's representatives then reviewed the Adviser's investment philosophy and strength of proprietary research, particularly in the areas of utilities and energy-related companies. The representatives also discussed the anticipated impact of Morningstar's initial rating of the Fund in early 2008. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of the Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information
described  above,  the  Board,   including  all  of  the  Independent  Trustees,
unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                              Jersey City, NJ 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


WHR-SA-001-0400

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------------
                                             Michael Lawson, Controller and CFO

Date April 7, 2008

* Print the name and title of each signing officer under his or her signature.